                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment: [ ]; Amendment Number:
                                                --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PAR Capital Management, Inc.
Address:   One International Place
           Suite 2401
           Boston, Massachusetts  02110

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina DiMento
Title:   Vice President
Phone:   617-526-8990

Signature, Place, and Date of Signing:


Gina DiMento                           Boston, MA                 8/15/07
------------------------------------   ------------------------   --------------
[Signature]                            [City, State]              [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28-
        -----------------   ---------------------------------------

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:   $1,111,220
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     -------   ---------------------------   --------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     [x$1000]    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F

                                                                  (SEC USE ONLY)

As of June 30, 2007      Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                    VALUE        SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP      [x$1000]       PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd -SPON ADR                 Common     000375204    4,555,030.00   201,550.00 SHR      X                    201550
Activision Inc.                   Common     004930202      933,500.00    50,000.00 SHR      X                     50000
Allegiant Travel Company          Common     01748X102   53,795,000.00 1,750,000.00 SHR      X                   1750000
Allot Communications Ltd          Common     M0845Q105    1,376,966.00   202,495.00 SHR      X                    202495
AmDocs Limited                    Common     G02602103    1,991,000.00    50,000.00 SHR      X                     50000
AmerisourceBergen Corp            Common     03073E105    7,420,500.00   150,000.00 SHR      X                    150000
Asia Pacific Wire & Cable Ltd     Common     G0535E106    3,074,605.00   614,921.00 SHR      X                    614921
Aware, Inc. MASS                  Common     05453N100      374,635.80    69,377.00 SHR      X                     69377
Bally Technologies Inc            Common     05874B107   31,315,626.00 1,185,300.00 SHR      X                   1185300
Bank of America Corp              Common     060505104    9,778,000.00   200,000.00 SHR      X                    200000
Bearingpoint, Inc.                Common     074002106    4,952,525.00   677,500.00 SHR      X                    677500
Blockbuster Inc.              Class A Common 093679108    4,094,500.00   950,000.00 SHR      X                    950000
Bluefly Inc                       Common     096227103    1,290,027.90 1,316,355.00 SHR      X                   1316355
Boyd Gaming Corporation           Common     103304101    2,051,223.00    41,700.00 SHR      X                     41700
CKE Restaurants                   Common     12561E105    7,022,493.00   349,900.00 SHR      X                    349900
Centillium Comm Inc.              Common     152319109      933,571.65   446,685.00 SHR      X                    446685
Charles Schwab Corporation        Common     808513105    2,052,000.00   100,000.00 SHR      X                    100000
Charter Communications        Class A Common 16117M107   10,125,000.00 2,500,000.00 SHR      X                   2500000
Citigroup Inc.                    Common     172967101    2,154,180.00    42,000.00 SHR      X                     42000
Cogent Communications             Common     19239V302      622,132.36    20,828.00 SHR      X                     20828
Conagra Inc.                      Common     205887102    3,760,400.00   140,000.00 SHR      X                    140000
Conexant Systems Inc              Common     207142100    4,406,126.10 3,192,845.00 SHR      X                   3192845
Conocophillips                    Common     20825C104    3,312,700.00    42,200.00 SHR      X                     42200
DDI Corp                          Common     233162502    1,559,154.00   196,120.00 SHR      X                    196120
E TRADE Group Inc.                Common     269246104   18,776,500.00   850,000.00 SHR      X                    850000
Echostar Communications       Class A Common 278762109   23,853,500.00   550,000.00 SHR      X                    550000
Emrise Corporation                Common     29246J101    1,394,289.05 1,152,305.00 SHR      X                   1152305
EMAK Worldwide Inc                Common     26861V104      134,640.00    51,000.00 SHR      X                     51000
Espeed Inc.                       Common     296643109    6,045,494.40   699,710.00 SHR      X                    699710
Federal Natl Mtg Assn             Common     313586109   16,332,500.00   250,000.00 SHR      X                    250000
Formfactor Inc.                   Common     346375108   18,177,180.00   474,600.00 SHR      X                    474600
Foundation Coal Holdings Inc      Common     35039W100      764,032.00    18,800.00 SHR      X                     18800
Google Inc                        Common     38259P508   78,405,000.00   150,000.00 SHR      X                    150000
Helix Energy Solutions Group      Common     42330P107    2,853,565.00    71,500.00 SHR      X                     71500
I C Isaacs & Co Inc               Common     464192103      870,900.00   870,900.00 SHR      X                    870900
Isle of Capri Casinos Inc         Common     464592104   22,762,000.00   950,000.00 SHR      X                    950000
Intersil Corp                 Class A Common 46069S109    4,719,000.00   150,000.00 SHR      X                    150000
JP Morgan Chase & Co.             Common     46625H100    2,907,000.00    60,000.00 SHR      X                     60000
KBR Inc.                          Common     48242W106    3,121,370.00   119,000.00 SHR      X                    119000
Leadis Technology Inc.            Common     52171N103    2,238,906.15   637,865.00 SHR      X                    637865
Lodgenet Entertainment
   Corporation                    Common     540211109   69,153,323.82 2,156,997.00 SHR      X                   2156997

LSB Industries Inc.               Common     5021060104   4,497,582.32   210,364.00 SHR      X                    210364
Marchex Inc.                      Common     56624R108   24,844,931.52 1,522,361.00 SHR      X                   1522361
Marinemax Inc.                    Common     567908108    4,004,000.00   200,000.00 SHR      X                    200000
Marvell Technology Group Ltd      Common     G5876H105    6,282,450.00   345,000.00 SHR      X                    345000
Mediacom Communications Corp  Class A Common 58446K105    4,640,541.00   478,900.00 SHR      X                    478900
Media Sciences Intl Inc           Common     58446X107    1,003,128.00   170,600.00 SHR      X                    170600
Meridian Resources Corp           Common     58977Q109    1,433,896.00   474,800.00 SHR      X                    474800
Mitsubishi UFJ Financial
   Group                          Common     606822104    4,959,000.00   450,000.00 SHR      X                    450000
Morgan Stanley                    Common     617446448    2,373,804.00    28,300.00 SHR      X                     28300
Mosys Inc                         Common     619718109    2,774,187.50   317,050.00 SHR      X                    317050
Multimedia Games Inc.             Common     749938106   13,398,000.00 1,050,000.00 SHR      X                   1050000
Nasdaq Stock Market Inc.          Common     631103108    4,456,500.00   150,000.00 SHR      X                    150000
Net.bank Inc.                     Common     640933107      139,500.00   500,000.00 SHR      X                    500000
New York Times Co             Class A Common 650111107    4,478,020.00   176,300.00 SHR      X                    176300
Nintendo Co. LTD ADR              Common     654445303    8,023,750.00   175,000.00 SHR      X                    175000
NMS Communications Corp           Common     629248105    1,757,361.84 1,021,722.00 SHR      X                   1021722
Northwest Airlines Corp           Common     667280408    4,498,963.20   202,656.00 SHR      X                    202656
Ohio Art Co                       Common     677143109      303,750.00    40,500.00 SHR      X                     40500
Opentv Corp                   Class A Common G67543101      143,100.00    67,500.00 SHR      X                     67500
Oracle Corp                       Common     68389X105    5,617,350.00   285,000.00 SHR      X                    285000
Peets Coffee & Tea Inc.           Common     705560100   11,083,500.00   450,000.00 SHR      X                    450000
Penn National Gaming Inc.         Common     707569109   77,203,632.00 1,284,800.00 SHR      X                   1284800
Planetout Inc.                    Common     727058109    3,300,000.90 2,391,305.00 SHR      X                   2391305
Pozen Inc.                        Common     73941U102    7,802,354.95   431,785.00 SHR      X                    431785
Priceline Inc.                    Common     741503403  201,738,289.48 2,934,802.00 SHR      X                   2934802
Pure Cycle Corp New               Common     746228303   18,375,206.64 2,367,939.00 SHR      X                   2367939
Qualcomm Inc.                     Common     747525103    5,827,277.00   134,300.00 SHR      X                    134300
Quepasa Corp                      Common     74833W206    1,085,386.48   184,904.00 SHR      X                    184904
Republic Airways Holdings
   Inc.                           Common     760276105   20,337,159.15   999,369.00 SHR      X                    999369
SLM Corporation                   Common     78442P106   14,510,160.00   252,000.00 SHR      X                    252000
Solectron Corp                    Common     852061100      119,232.00    32,400.00 SHR      X                     32400
Spectrum Control Inc.             Common     847615101    1,266,000.00    75,000.00 SHR      X                     75000
Sprint Nextel Corporation         Common     852061100    8,594,650.00   415,000.00 SHR      X                    415000
Sunair Electronics Inc            Common     867017105    1,757,350.00   502,100.00 SHR      X                    502100
Supertex Inc.                     Common     868532102    7,364,900.00   235,000.00 SHR      X                    235000
Symbion Inc.                      Common     871507109    1,087,345.35    50,085.00 SHR      X                     50085
Tejas Incorporated                Common     879077105      687,720.00   208,400.00 SHR      X                    208400
Telular Corp                      Common     87970T208    1,592,937.00   341,100.00 SHR      X                    341100
Tivo Inc.                         Common     888706108   23,160,000.00 4,000,000.00 SHR      X                   4000000
TOPPS Co Inc.                     Common     890786106      578,050.00    55,000.00 SHR      X                     55000
Triad Hospital Inc.               Common     89579K109   39,088,896.00   727,100.00 SHR      X                    727100
Tucows Inc.                       Common     898697107    1,988,845.81 1,671,299.00 SHR      X                   1671299
UnitedHealth Group, Inc.          Common     91324P102   61,368,000.00 1,200,000.00 SHR      X                   1200000
United Therapeutics Corp          Common     91307C102    1,541,015.44    24,169.00 SHR      X                     24169
US Airways Group                  Common     90341W108    8,127,040.95   268,485.00 SHR      X                    268485
Vaalco Energy Inc.                Common     91851C201    3,222,320.01   667,147.00 SHR      X                    667147
Vonage Holdings Corp              Common     92886T201   29,167,135.00 9,378,500.00 SHR      X                   9378500
Web.com                           Common     94732Q100   12,620,000.00 2,000,000.00 SHR      X                   2000000
Website Pros Inc                  Common     94769V105    7,229,134.08   767,424.00 SHR      X                    767424
Webzen Inc.                     Common ADR   94846M102    1,255,470.72   280,239.00 SHR      X                    280239
XL Capital Ltd                Class A Common G98255105    3,051,298.00    36,200.00 SHR      X                     36200